UNITED STATES
	             SECURITIES AND EXCHANGE COMMISSION
	"                         Washington, D.C. 20549"

	                                     FORM 13F
	                           FORM 13F COVER PAGE
	"Report for the Calendar Quarter Ended: March 31, 2008"
	Check here if Amendment []; Amendment number:

	This Amendment (check only one): [] is a restatement
	                                        [] adds new holdings entries

	Institutional Investment Manager Filing this Report:
	"Name: Dillon & Associates, Inc."
	Address: 2585 Spring Arbor Rd.
	               Suite 600
	"              Jackson, MI 49203"
	13F File Number: 028-06666

	The institutional investment manager filing this report and the person by
	whom it is signed hereby represent that the person signing the report is
	"authorized to submit it, that all information contained herein is true,"
	"correct and complete, and that it is understood that all required items, "
	"statements, schedules, lists, and tables are considered integral parts of "
	this submission.

	Person signing this report on behalf of reporting manager:

	Name:         Eric J. Grasse
	Title:           Portfolio Manager
	Phone:        517-796-7090
	"Signature, Place, and Date of Signing:"

	"Eric J. Grasse, Jackson, MI April 24, 2008"



	Report Type:
	[x]     13F Holdings Report
	[]       13F Notice
	[]       13F Combination Report
	List of Other Managers Reporting for this manager:

	                       FORM 13F SUMMARY PAGE
	Report Summary:
	Number of Other Included Managers:     0
	Form 13F Information Table Entry Total: 62
	"Form 13F Information Table Value Total:  $168,969"
	List of other included Managers:

			FORM 13F INFORMATION TABLE
				Value	Shares/	SH/	Put/	INVSTMT	Other		Voting Authority
	Name of Issuer	Title of Class	CUSIP	(x$1000)	PRN Amt	PRN	Call	DSCRETN	Managers	Sole	Shared	None
	Abbott Labs	com	002824100	"7,045"	"128,083"			other	0	"3,900"	0	"124,183"
	Air Products & Chemicals	com	009158106	"4,277"	"46,490"			other	0	300	0	"46,190"
	"Alcon, Inc"	com	013826497	"1,033"	"7,275"			other	0	0	0	"7,275"
	American Int'l Group	com	026874107	"1,365"	"31,739"			other	0	0	0	"31,739"
	Amgen	com	031162100	"1,353"	"32,210"			other	0	400	0	"31,810"
	"Apple, Inc"	com	037833100	"1,343"	"9,325"			other	0	125	0	"9,200"
	Automatic Data Processing	com	053015103	"5,626"	"133,944"			other	0	"3,500"	0	"130,444"
	BP PLC ADS	com	055622104	959	"15,725"			other	0	0	0	"15,725"
	Burlington Northern Santa Fe	com	12189T104	"1,026"	"11,155"			other	0	500	0	"10,655"
	Canadian Nat'l Railway	com	136375102	"1,634"	"34,050"			other	0	400	0	"33,650"
	Citizens Banking Corp.	com	174420109	169	"14,050"			other	0	0	0	"14,050"
	Chevron Corporation	com	166764100	300	"3,532"			other	0	0	0	"3,532"
	Cintas	com	172908105	223	"7,700"			other	0	0	0	"7,700"
	Cisco Systems	com	17275R102	"7,923"	"330,125"			other	0	"7,800"	0	"322,325"
	Coca-Cola	com	191216100	886	"14,531"			other	0	0	0	"14,531"
	Colgate-Palmolive	com	194162103	"8,899"	"114,092"			other	0	"3,200"	0	"110,892"
	ConocoPhillips	com	20825C104	376	"4,947"			other	0	0	0	"4,947"
	Core Laboratories N.V.	com	N22717107	628	"5,275"			other	0	0	0	"5,275"
	Dentsply International Inc.	com	249030107	"1,145"	"29,350"			other	0	600	0	"28,750"
	Diageo PLC	com	25243Q205	"1,393"	"17,200"			other	0	400	0	"16,800"
	Eaton Corporation	com	278058102	277	"3,467"			other	0	0	0	"3,467"
	Emerson Electric	com	291011104	"1,378"	"27,025"			other	0	200	0	"26,825"
	Encana Corp.	com	292505104	304	"4,000"			other	0	0	0	"4,000"
	Expeditors Intl Wash. Inc.	com	302130109	525	"11,670"			other	0	0	0	"11,670"
	Exxon-Mobil	com	30231G102	975	"11,467"			other	0	0	0	"11,467"
	FedEx Corp.	com	31428x106	"2,813"	"30,245"			other	0	600	0	"29,645"
	Genentech	com	368710406	839	"10,360"			other	0	400	0	"9,960"
	General Electric	com	369604103	"3,294"	"89,018"			other	0	500	0	"88,518"
	Google Inc.	com	38259P508	899	"2,043"			other	0	65	0	"1,978"
	Heinz H. J.	com	423074103	401	"8,540"			other	0	0	0	"8,540"
	Home Depot	com	437076102	"2,451"	"87,523"			other	0	700	0	"86,823"
	Independent Bank	com	453838104	273	"27,316"			other	0	0	0	"27,316"
	Johnson & Johnson	com	478160104	"9,842"	"151,410"			other	0	"3,300"	0	"148,110"
	"Lilly, Eli"	com	532457108	515	"9,910"			other	0	400	0	"9,510"
	Linear Technology	com	402590391	"5,378"	"173,477"			other	0	"4,300"	0	"169,177"
	Lowe's Cos.	com	548661107	"3,844"	"167,122"			other	0	"5,200"	0	"161,922"
	McDonald's Corp.	com	580135101	693	"12,380"			other	0	0	0	"12,380"
	MDU Resources Group Inc.	com	552690109	206	"8,249"			other	0	0	0	"8,249"
	Medtronic Inc.	com	585055106	"4,283"	"89,222"			other	0	"3,200"	0	"86,022"
	Microsoft	com	594918104	"3,345"	"119,469"			other	0	"3,200"	0	"116,269"
	Novartis AG ADS	com	66987v109	348	"6,825"			other	0	0	0	"6,825"
	Paychex Inc.	com	704326107	"4,735"	"139,261"			other	0	"2,900"	0	"136,361"
	Peabody Energy	com	704549104	539	"10,575"			other	0	600	0	"9,975"
	Pepisco	com	713448108	"8,447"	"117,314"			other	0	"3,125"	0	"114,189"
	Procter & Gamble	com	742718109	"7,921"	"113,159"			other	0	"3,400"	0	"109,759"
	Qualcomm Inc.	com	747525103	"4,569"	"111,444"			other	0	"2,600"	0	"108,844"
	Schlumberger	com	806857108	"5,197"	"59,735"			other	0	"1,100"	0	"58,635"
	Standard Chartered	com	G84228157	"1,691"	"48,325"			other	0	500	0	"47,825"
	Staples Inc.	com	855030102	600	"27,262"			other	0	0	0	"27,262"
	Starbucks Corp.	com	855244109	746	"41,465"			other	0	900	0	"40,565"
	State Street Corp.	com	857473102	"8,273"	"104,720"			other	0	"1,700"	0	"103,020"
	Stryker Corp.	com	863667101	"12,037"	"185,178"			other	0	"4,800"	0	"180,378"
	Suncor Energy	com	867229109	"1,086"	"11,315"			other	0	800	0	"10,515"
	Sysco  Corp.	com	871829107	"7,636"	"263,308"			other	0	"6,700"	0	"256,608"
	Target Corp.	com	87612E106	"1,117"	"21,900"			other	0	800	0	"21,100"
	United Technologies	com	913017109	"2,262"	"32,785"			other	0	500	0	"32,285"
	Walgreen	com	931422109	"5,397"	"142,038"			other	0	"2,000"	0	"140,038"
	Wal-Mart Stores	com	931142103	"1,467"	"27,675"			other	0	0	0	"27,675"
	Wells Fargo	com	949746101	"1,064"	"36,700"			other	0	"1,000"	0	"35,700"
	Woodside Petroleum	com	980228308	"2,918"	"58,350"			other	0	700	0	"57,650"
	"Wrigley, Wm."	com	982526105	348	"5,521"			other	0	0	0	"5,521"
	Wyeth	com	983024100	433	"10,310"			other	0	0	0	"10,310"